STATEMENT OF CASH FLOWS - Schedule of proceeds from the issuance of shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Supplemental Cash Flow Statement Information [Abstract]
Issuance of shares	$ 800,000
Issuance costs	(80,000)
DIP Junior offset	(170,962)
Total cash flow	$ 549,038